Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Impairment of expected credit loss	$ 3,403	$ (493)	$ 2,731